Financial Instruments - Cross Currency Risk Exposures Interest Rate Swaps (Parenthetical) (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about hedges [line items]
Derivatives used for hedging		$ 65
Fair value hedges [member]
Disclosure of detailed information about hedges [line items]
Derivatives used for hedging	$ 5	$ 2